SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted cash
Minimum period of restriction on bank deposits	1 year
Term deposits
Maximum maturity term of term deposits	1 year
Equity method investments
Threshold carrying value of equity method investment for not recording further losses	$ 0
Amount of loss recorded from equity method investments when threshold carrying value reached	0
Held-to-Maturity investment
Fixed annual interest rate (as a percent)	4.00%
Accounts and notes receivable and allowance for doubtful accounts
Maximum maturity term of notes receivable that are bank accepted drafts related to trade receivables of advertising revenue	6 months
Allowance for notes receivables	556,000	224,000
Intangible assets with indefinite lives
Impairment of indefinite lived intangible assets	$ 0	$ 2,219,000	$ 739,000
Furniture and vehicles
Equipment, net
Estimated useful lives	5 years
Computer equipment and application software | Minimum
Equipment, net
Estimated useful lives	2 years
Computer equipment and application software | Maximum
Equipment, net
Estimated useful lives	3 years